Statutory Prospectus Supplement dated September 15, 2017

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, and Y shares of the Fund listed below:

Invesco Developing Markets Fund

The following information is added as the last sentence of the second paragraph appearing under the heading “Fund Summary—Principal Investment Strategies of the Fund”:

“The Fund also invests in China A-shares (shares of companies based in mainland China that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange).”

The following information replaces in its entirety “Emerging Markets Securities Risk” appearing under the heading “Fund Summary—Principal Risks of Investing in the Fund”:

“Emerging Markets Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably. The Fund’s investments in China A-shares are subject to trading restrictions, quota limitations and less market liquidity. In addition, investments in emerging markets securities may also be subject to additional transaction costs, delays in settlement procedures, and lack of timely information.”

The following information is added as the third sentence of the third paragraph appearing under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings—Objective(s) and Strategies”:

“The Fund also invests in China A-shares (shares of companies based in mainland China that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange).”

The following information replaces in its entirety “Emerging Markets Securities Risk” appearing under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings—Risks”:

“Emerging Markets Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. The Fund’s investments in China A-shares are subject to trading restrictions, quota limitations and less market liquidity. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent, and subject to sudden change. Other risks of investing in emerging markets securities may include additional transaction costs, delays in settlement procedures, and lack of timely information.”

Statutory Prospectus Supplement dated September 15, 2017

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class R5 and R6 shares, as applicable, of the Funds listed below:

Invesco Balanced-Risk Allocation Fund	Invesco Greater China Fund
Invesco Balanced-Risk Commodity Strategy Fund	Invesco Macro Allocation Strategy Fund
Invesco Developing Markets Fund	Invesco MLP Fund
Invesco Emerging Markets Equity Fund	Invesco Multi-Asset Income Fund
Invesco Emerging Markets Flexible Bond Fund	Invesco Pacific Growth Fund
Invesco Endeavor Fund	Invesco Select Companies Fund
Invesco Global Infrastructure Fund	Invesco World Bond Fund

The following information is added as the last sentence of the second paragraph appearing under the heading “Fund Summaries—INVESCO DEVELOPING MARKETS FUND—Principal Investment Strategies of the Fund”:

“The Fund also invests in China A-shares (shares of companies based in mainland China that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange).”

The following information replaces in its entirety “Emerging Markets Securities Risk” appearing under the heading “Fund Summaries—INVESCO DEVELOPING MARKETS FUND—Principal Risks of Investing in the Fund”:

“Emerging Markets Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably. The Fund’s investments in China A-shares are subject to trading restrictions, quota limitations and less market liquidity. In addition, investments in emerging markets securities may also be subject to additional transaction costs, delays in settlement procedures, and lack of timely information.”

The following information is added as the third sentence of the third paragraph appearing under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings—Invesco Developing Markets Fund—Objective(s) and Strategies”:

“The Fund also invests in China A-shares (shares of companies based in mainland China that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange).”

The following information replaces in its entirety “Emerging Markets Securities Risk” appearing under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings—Invesco Developing Markets Fund—Risks”:

“Emerging Markets Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. The Fund’s investments in China A-shares are subject to trading restrictions, quota limitations and less market liquidity. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent, and subject to sudden change. Other risks of investing in emerging markets securities may include additional transaction costs, delays in settlement procedures, and lack of timely information.”